Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits, Prepayment and Other Receivables
Prepaid insurance and others	$ 494	$ 494
Other receivables	3,060	2,637
Deposits, prepayment and other receivables	$ 3,554	$ 3,131